As filed with the Securities and Exchange Commission on November 25, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-00802

Mairs and Power Growth Fund, Inc.
(Exact name of registrant as specified in charter)

332 Minnesota Street, Suite W1520, St. Paul, MN		55101
(Address of principal executive offices)		(Zip code)

William B. Frels, President, 332 Minnesota Street, Suite W1520, St. Paul, MN 55101
(Name and address of agent for service)

Registrant’s telephone number, including area code:		651-222-8478

Date of fiscal year end:	December 31, 2009

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS (unaudited)	September 30, 2009

Shares	Security Description	Value

	COMMON STOCKS 98.3%
	BASIC INDUSTRIES 15.5%
2,199,000	Bemis Co., Inc.	$56,976,090
1,950,000	Ecolab Inc.	90,148,500
3,100,000	H.B. Fuller Co. (a)	64,790,000
2,890,000	Valspar Corp.	79,503,900
		291,418,490
	CAPITAL GOODS 13.1%
30,000	Badger Meter, Inc.	1,160,700
1,990,000	Donaldson Co., Inc.	68,913,700
380,000	Fastenal Co.	14,706,000
2,095,000	Graco Inc.	58,387,650
1,180,000	MTS Systems Corp. (a)	34,467,800
2,320,000	Pentair, Inc.	68,486,400
		246,122,250
	CONSUMER CYCLICAL 9.6%
500,000	G&K Services, Inc., Class A	11,080,000
2,030,000	Target Corp.	94,760,400
1,880,000	Toro Co. (a)	74,767,600
		180,608,000
	CONSUMER STAPLE 5.5%
780,000	General Mills, Inc.	50,216,400
1,260,000	Hormel Foods Corp.	44,755,200
480,000	SUPERVALU Inc.	7,228,800
		102,200,400
	DIVERSIFIED 7.7%
1,400,000	3M Co.	103,320,000
2,520,000	General Electric Co.	41,378,400
		144,698,400
	FINANCIAL 13.4%
1,250,000	Associated Banc-Corp.	14,275,000
250,000	Marshall & Ilsley Corp.	2,017,500
1,020,000	Principal Financial Group	27,937,800
3,210,000	TCF Financial Corp.	41,858,400
500,000	The Travelers Cos., Inc.	24,615,000
2,850,000	U.S. Bancorp	62,301,000
2,780,000	Wells Fargo & Co.	78,340,400
		251,345,100
	HEALTH CARE 19.8%
870,000	Baxter International Inc.	49,598,700
1,230,000	Johnson & Johnson	74,894,700
363,300	Medtox Scientific, Inc. (b)	3,306,030
2,250,000	Medtronic, Inc.	82,800,000
900,000	Patterson Cos., Inc. (b)	24,525,000
2,470,000	Pfizer Inc.	40,878,500
1,190,000	St. Jude Medical, Inc. (b)	46,421,900
770,000	SurModics, Inc. (b)	18,942,000
160,000	Techne Corp.	10,008,000

Shares	Security Description	Value

	COMMON STOCKS (continued)
	HEALTH CARE (continued)
400,000	Zimmer Holdings, Inc. (b)	$21,380,000
		372,754,830
	TECHNOLOGY 12.4%
1,030,000	ADC Telecommunications, Inc. (b)	8,590,200
1,860,000	Corning Inc.	28,476,600
1,032,000	Daktronics, Inc.	8,844,240
2,300,000	Emerson Electric Co.	92,184,000
100,000	Fiserv, Inc. (b)	4,820,000
1,600,000	Honeywell International Inc.	59,440,000
900,000	Intel Corp.	17,613,000
750,000	Stratasys, Inc. (b)	12,870,000
		232,838,040
	TRANSPORTATION 1.3%
130,000	C.H. Robinson Worldwide, Inc.	7,507,500
290,000	United Parcel Service, Inc., Class B	16,376,300
		23,883,800
	TOTAL COMMON STOCKS (cost $1,544,132,872)	$1,845,869,310

	SHORT-TERM INVESTMENTS 1.6%
12,716,444	FFI Premier Institutional Fund, 0.28%	$12,716,444
17,744,475	First American Prime Obligations Fund, Class Z, 0.19%	17,744,475

	TOTAL SHORT-TERM INVESTMENTS (cost $30,460,919)	$30,460,919

	TOTAL INVESTMENTS 99.9% (cost $1,574,593,791)	$1,876,330,229

	OTHER ASSETS AND LIABILITIES (NET) 0.1%	2,445,047

	TOTAL NET ASSETS 100.0%	$1,878,775,276

(a) Affiliated company.

(b) Non-income producing.

See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)	September 30, 2009

Security Valuations

Security valuations for fund investments are furnished by independent pricing services that have been approved by the Fund’s Board of Directors (the Board). Investments in equity securities listed on an original exchange are stated at the last quoted sales price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market.

Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, or where the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Valuation Committee appointed by the Board, pursuant to procedures approved by the Board. Factors that may be considered in determining the fair value of a security are fundamental analytical data relating to the security; the nature and duration of any restrictions on the disposition of the security; and the forces influencing the market in which the security is purchased or sold. As of September 30, 2009, no securities in the Fund were valued using this method.

In preparing this financial statement, the Fund has evaluated events and transactions for potential recognition or disclosure through November 25, 2009, the date the financial statement was available to be issued.

Valuation Measurements

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•                  Level 1 — Quoted prices in active markets for identical securities.

•                  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•                  Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)	September 30, 2009

Security Classification (a)	Level 1	Level 2	Level 3
Common Stocks	$1,845,869,310	$—	$—
Short-term Investments	30,460,919	—	—
Total	$1,876,330,229	$—	$—

(a)  For detail of common stocks by major industry classification, please refer to the Schedule of Investments.

Security Transactions

Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes

At December 31, 2008, the cost of investments for federal income tax purposes was $1,611,659,991.  Net unrealized depreciation aggregated $68,235,305, of which $357,459,762 represented appreciated securities and $289,224,457 represented depreciated securities.

Transactions With Affiliated Companies

The Fund owns 5% or more of the voting securities of the following companies as of September 30, 2009. As a result, these companies are deemed to be affiliates of the Fund as defined by the Investment Company Act of 1940. Transactions during the period in these securities of affiliated companies were as follows:

	Share Activity
Security Name	Balance 12/31/2008	Purchases	Sales	Balance 9/30/2009	Dividend Income	Value at 9/30/2009
H.B. Fuller Co.	3,100,000	—	—	3,100,000	$626,200	$64,790,000
MTS Systems Corp.	1,097,300	82,700	—	1,180,000	520,095	34,467,800
Toro Co.	1,860,000	20,000	—	1,880,000	561,000	74,767,600
					$1,707,295	$174,025,400

Item 2. Controls and Procedures.

(a)     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time period specified by the SEC’s rules and forms.

(b)     There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mairs and Power Growth Fund, Inc.

By (Signature and Title)	/s/ William B. Frels
William B. Frels, President

Date	November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William B. Frels
William B. Frels, President
(Principal Executive Officer)

Date	November 25, 2009

By (Signature and Title)*	/s/ Lisa J. Hartzell
Lisa J. Hartzell, Treasurer
(Principal Financial Officer)

Date	November 25, 2009

* Print the name and title of each signing officer under his or her signature.